Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-33096
Entity Registrant Name	UNITED STATES NATURAL GAS FUND, LP
Entity Central Index Key	0001376227
Entity Tax Identification Number	20-5576760
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	(510)
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of United States Natural Gas Fund, LP
Trading Symbol	UNG
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false